Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule Of Finite And Indefinite Lived Intangible Assets By Major Class [Table Text Block]
As of December 31, 2016 and 2017, the Company’s intangible assets consisted of the followings:

	December 31, 2016
	Weighted average amortization period	Gross carrying Amount	Accumulated amortization	Impairment	Intangibles, net
	Years	RMB	RMB	RMB	RMB	US$

Trademark	—	57,672	—	—	57,672	8,307
Technical know-how	5.7	209,084	(208,646)	—	188	63
Customer relationship	5.8	66,671	(66,671)	—	—	—
Order backlog	1.3	23,274	(23,274)	—	—	—
Short-term supplier agreements	0.5	4,303	(4,303)	—	—	—
Long-term supplier agreements	9	137,820	(6,643)	(131,177)	—	—
Total		498,824	(309,287)	(131,177)	57,860	8,893

	December 31, 2017
	Weighted average amortization period	Gross carrying Amount	Accumulated amortization	Impairment	Intangibles, net
	Years	RMB	RMB	RMB	RMB	US$

Trademark	—	57,672	—	—	57,672	8,864
Technical know-how	5.7	209,084	(208,396)	—	188	29
Customer relationship	5.8	66,671	(66,671)	—	—	—
Order backlog	1.3	23,274	(23,274)	—	—	—
Short-term supplier agreements	0.5	4,303	(4,303)	—	—	—
Long-term supplier agreements	9	137,820	(6,643)	(131,177)	—	—
Total		498,824	(309,287)	(131,177)	57,860	8,893

Schedule Of Finite Lived Intangible Assets Amortization Expense [Table Text Block]
The aggregated amortization expense for intangible assets for the years ended December 31, 2015, 2016 and 2017 is as follows:

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$

Technical know-how	250	250	250	38

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	As of December 31, 2017, the estimated amortization expense for the next five years is as follows:
December 31, 2017
RMB
2018	188
2019	—
2020	—
2021	—
2022	—